Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002037 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002037 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002037 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002037 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002037 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002037 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002037 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002037 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002037 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002037 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002037 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%
C000002042 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002042 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002042 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002042 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002042 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002042 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002042 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002042 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002042 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002042 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002043 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002043 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002043 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002043 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002043 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002043 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002044 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002044 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002044 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002044 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002044 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002044 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002044 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002044 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002044 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002044 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002046 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002046 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002046 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002046 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002046 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002046 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002046 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002046 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002046 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002046 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002048 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002048 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002048 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002048 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002048 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002048 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002048 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002048 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002048 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002048 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002048 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002048 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002048 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002048 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002048 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002049 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002049 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002049 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002049 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002049 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002049 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002049 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002049 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002049 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002049 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002049 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002049 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002049 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002038 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002038 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002038 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002038 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000002038 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002038 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002038 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002038 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002038 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000002038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000002038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002038 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000002038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000113374 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000113374 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000113374 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000113374 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113374 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000113374 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113374 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000113374 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113374 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113374 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000113374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000113374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000113374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000113374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000113374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000113374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000113374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000113374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000113374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000113374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113374 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000113374 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000113374 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%